ALLEGIANT ADVANTAGE FUND

                                 Advisor Shares

    Supplement dated January 3, 2006 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" TABLE AND CORRESPONDING FOOTNOTES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT ADVANTAGE FUND ON PAGE 4 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                          ADVISOR
                                                           SHARES
Investment Advisory Fees                                  0.15%(1)
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Distribution (12b-1) Fees                                 0.00%(2)
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Other Expenses:
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   Shareholder Servicing Fees                             0.10%(3)
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   Other                                                  0.05%(4)
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Total Other Expenses                                      0.15%
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Total Annual Fund
Operating Expenses                                        0.30%(1)
---------------------------------------------------------------------------

(1) The Adviser waived a portion of its Investment Advisory Fees for the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to 0.27% during the last fiscal year. After the fee waiver, the Fund's Investment Advisory Fees were 0.08% and Total Annual Fund Operating Expenses were 0.27%. The Adviser expects to continue waiving a portion of its advisory fee for the Fund during the current fiscal year. After this fee waiver, the Fund expects the Investment Advisory Fees and Total Annual Fund Operating Expenses to be 0.11% and 0.26%, respectively. This fee waiver is voluntary and may be revised or discontinued at any time.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Advisor Shares. The Fund may pay up to 0.02% in distribution (12b-1) fees with respect to Advisor Shares.

(3) Certain financial intermediaries may provide administrative services to their customers and may be paid up to 0.10% (on an annualized basis) of the net asset value of the Advisor Shares. For further information, see "Distribution of Fund Shares."

(4) Other Expenses have been restated to reflect current expenses expected to be incurred by the Fund's Advisor Shares.


THE TABLE UNDER THE HEADING "EXAMPLE" ON PAGE 4 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                          1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------
    Advisor Shares         $31            $97          $169         $381
------------------------------------------------------------------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            ALLEGIANT ADVANTAGE FUND

                              Institutional Shares

    Supplement dated January 3, 2006 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" TABLE AND CORRESPONDING FOOTNOTES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT ADVANTAGE FUND ON PAGE 4 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                       INSTITUTIONAL
                                                           SHARES
Investment Advisory Fees                                  0.15%(1)
---------------------------------------------------------------------------
Distribution (12b-1) Fees                                 0.00%(2)
---------------------------------------------------------------------------
Other Expenses                                            0.05%(3)
---------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                        0.20%(1)
---------------------------------------------------------------------------

(1) The Adviser waived a portion of its Investment Advisory Fees for the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to 0.17% during the last fiscal year. After the fee waiver, the Fund's Investment Advisory Fees were 0.08% and the Total Annual Fund Operating Expenses were 0.17%. The Adviser expects to continue waiving a portion of its advisory fee for the Fund during the current fiscal year. After this fee waiver, the Fund expects the Investment Advisory Fees and Total Annual Fund Operating Expenses to be 0.11% and 0.16%, respectively. This fee waiver is voluntary and may be revised or discontinued at any time.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Institutional Shares. The Fund may pay up to 0.02% in distribution (12b-1) fees with respect to Institutional Shares.

(3) Other Expenses have been restated to reflect current expenses expected to be incurred by the Fund's Institutional Shares.


THE TABLE UNDER THE HEADING "EXAMPLE" ON PAGE 4 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                            1 YEAR     3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
    Institutional Shares      $20        $64        $113         $255
-------------------------------------------------------------------------------


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE